Loans - Average Recorded Investment and Interest Income Recognized on Loans Individually Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 137,339	$ 187,135
Average recorded investment	164,164	214,045
Interest income recognized	2,813	1,592
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	22,587	40,621
Average recorded investment	35,305	23,518
Interest income recognized	529	209
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	44,278	51,978
Average recorded investment	44,541	49,927
Interest income recognized	968	829
SEPH commercial land and development
Financing Receivable, Impaired [Line Items]
Recorded investment	13,260
Average recorded investment	17,277
Interest income recognized
Vision commercial land and development
Financing Receivable, Impaired [Line Items]
Recorded investment		24,328
Average recorded investment		58,792
Interest income recognized
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	21,574	25,912
Average recorded investment	27,774	29,152
Interest income recognized	818	339
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	35,622	44,276
Average recorded investment	39,248	52,640
Interest income recognized	497	214
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	18	20
Average recorded investment	19	16
Interest income recognized	$ 1	$ 1